INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 19, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of capital commitments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 77	$ 5
Acquired intangible assets, not yet paid		266	$ 171
Licences
Disclosure of capital commitments [line items]
Additions	$ 384	$ 384